TANGIBLE ASSETS (Details 7) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	$ 783,794	$ 262.7		$ 610,188
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	583,572			457,519
Accumulated adjustments to fair value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	200,222			152,669
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	525,511			391,156
Land [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	365,675			267,869
Land [Member] | Accumulated adjustments to fair value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	159,836			123,287
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	258,283			219,032
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	217,897			189,650
Buildings [member] | Accumulated adjustments to fair value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	$ 40,386			$ 29,382

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.